Income Taxes - Additional Information (Details) $ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 ARS ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)
Major Components Of Tax Expense Income Line Item
Non-capital loss carryforwards	$ 64,000	$ 61,000	$ 13,000	$ 48,500	$ 44,100
US
Major Components Of Tax Expense Income Line Item
Non-capital loss carryforwards expiration year period	between 2027 – 2039
Canada
Major Components Of Tax Expense Income Line Item
Non-capital loss carryforwards expiration year period	2029
Argentina
Major Components Of Tax Expense Income Line Item
Non-capital loss carryforwards expiration year period	between 2023 – 2024